Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Nov. 30, 2015	May 31, 2016	Nov. 30, 2025	Nov. 30, 2016	May 31, 2017	Nov. 30, 2017	May 31, 2018	Nov. 30, 2018	May 31, 2019	Nov. 30, 2019	May 31, 2020	Nov. 30, 2020	May 31, 2021	Nov. 30, 2021	May 31, 2022	Nov. 30, 2022	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025	Nov. 30, 2025
C000243906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Active Global Quality Income ETF
Accumulated Value		$ 10,000	$ 9,942		$ 9,537	$ 11,751	$ 12,282	$ 11,605	$ 10,592	$ 10,464	$ 11,759	$ 9,151	$ 10,781	$ 12,999	$ 12,194	$ 12,640	$ 12,012	$ 12,575	$ 12,641	$ 14,205	$ 14,154	$ 15,274	$ 16,922
C000247844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FT Energy Income Partners Enhanced Income ETF
Accumulated Value		10,000	11,058		11,835	12,335	12,326	11,477	11,970	12,930	13,063	10,247	10,540	13,050	13,118	16,558	16,935	15,795	17,805	19,833	22,968	22,389	24,438
C000257285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FT Confluence BDC & Specialty Finance Income ETF
Accumulated Value		10,000	10,013		11,639	12,557	12,130	11,989	12,263	12,608	14,050	7,078	9,181	11,871	12,531	12,120	11,828	11,714	13,801	16,126	16,884	16,842	16,445
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Europe Index
Accumulated Value		10,000	9,673		9,220	11,318	11,998	11,865	10,871	11,251	12,350	10,754	12,914	15,350	14,751	13,832	13,356	14,479	15,253	17,333	16,711	19,655	21,247
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Accumulated Value		10,000	10,001		10,368	11,754	12,922	13,144	12,794	12,973	14,544	13,677	16,726	19,392	19,950	18,085	17,631	18,238	19,752	22,535	24,911	25,616	29,448
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		10,000	10,193		10,805	11,973	13,276	13,695	14,109	14,213	16,382	16,038	19,242	22,504	24,615	22,437	22,348	23,093	25,441	29,602	34,063	33,603	39,175
Standard And Poor s 500 C000257285 Index [Member]
Account Value [Line Items]
Accumulated Value																					34,064	33,606
MSCI ACWI High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI High Dividend Yield Index
Accumulated Value		10,000	10,350		10,547	11,881	12,720	12,467	12,718	12,735	14,272	12,619	14,444	16,758	16,054	16,577	16,179	15,796	16,689	18,267	19,504	20,165	22,156
S And P Global 1200 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global 1200 Energy Index
Accumulated Value		10,000	10,218		11,322	10,804	11,884	13,163	11,814	11,302	11,401	7,846	8,057	10,791	11,464	17,556	18,338	16,181	18,494	20,595	20,544	18,944	21,828
PHLX Utility Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				PHLX Utility Sector Index
Accumulated Value		10,000	11,708		11,436	13,402	14,410	13,244	14,647	15,738	17,263	16,818	18,184	19,111	19,822	22,378	21,809	20,042	19,515	23,171	26,025	26,275	29,473
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index
Accumulated Value		10,000	10,522		10,929	11,178	10,182	10,764	10,305	10,644	9,171	6,946	6,924	9,977	9,607	12,723	13,666	13,720	16,850	18,576	22,096	21,407	22,877
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended Benchmark
Accumulated Value	[1]	10,000	11,171		11,270	12,357	12,256	12,143	12,520	13,212	12,872	11,696	12,272	15,168	15,224	18,702	19,220	18,509	20,280	23,249	26,993	26,731	29,300
Blended Benchmark C000257285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended Benchmark
Accumulated Value	[2]		10,037		11,536	12,216	12,470	12,803	12,942	13,290	14,728	10,469	13,100	17,053	17,499	16,886	16,660	15,952	18,186	20,553	21,912	21,413	21,846
MSCI USA IMI Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA IMI Financials Index
Accumulated Value		10,000	9,873		11,703	12,188	14,430	14,502	14,324	14,017	16,311	12,650	15,321	21,105	21,530	20,022	20,654	18,055	20,796	24,399	30,760	30,313	32,299
MarketVector TM US Business Development Companies Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MarketVectorTM US Business Development Companies Liquid Index
Accumulated Value		$ 10,000	$ 9,806		$ 11,271	$ 11,799	$ 11,753	$ 12,031	$ 12,104	$ 12,716	$ 14,048	$ 10,559	$ 12,749	$ 16,653	$ 17,423	$ 17,194	$ 17,328	$ 17,504	$ 20,019	$ 23,088	$ 23,668	$ 23,530	$ 22,918

[1]
The Blended Benchmark consists of the following: PHLX Utility Sector Index (50%) and Alerian MLP Index (50%). The Blended Benchmark reflects the diverse allocation of companies engaged in the energy infrastructure sector in the Fund’s portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

[2]	The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NARIET Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark returns are calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.